Submission	Jul. 02, 2026
Submission [Line Items]
Central Index Key	0002069785
Registrant Name	Gloo Holdings, Inc.
Registration File Number	333-296949
Form Type	S-1
Submission Type	S-1/A
Fee Exhibit Type	EX-FILING FEES